Notes to the interim condensed consolidated statement of financial position - Stock Options outstanding (Details) € / shares in Units, € in Millions			6 Months Ended
	Jan. 23, 2025 € / shares	Dec. 20, 2024 shares	Jun. 30, 2025 EUR (€) shares Options plan € / shares
Disclosure of classes of share capital [line items]
Issued | shares			13,199,116
Outstanding at end of period | shares			13,199,116
Expense from share-based payment transactions			€ 2.2
Stock options
Disclosure of classes of share capital [line items]
Number of plans outstanding | plan			2
Expense from share-based payment transactions			€ 4.5
Stock option unit value | € / shares			€ 1.1
SO 2024-1
Disclosure of classes of share capital [line items]
Stock price at grant date | € / shares	€ 2.3
Issued | Options			12,898,116
Outstanding at end of period | Options			12,898,116
Implied stock options fair value			€ 14.2
SO 2024-2
Disclosure of classes of share capital [line items]
Stock price at grant date | € / shares	€ 2.3
Issued		301,000	301,000
Outstanding at end of period | Options			301,000
Implied stock options fair value			€ 0.3